OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2018	2017
Deferred tax liability (see note 8)	7,126	5,295
Guarantee (see note 24)	8,275	—
Deferred credits from capital lease transactions	14,774	15,399
	30,175	20,694

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2018	2017
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(9,292)	(8,667)
	15,399	16,024
Current	625	625
Non-current	14,774	15,399
	15,399	16,024